Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF

October 31, 2024 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES – 34.8%
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$150,000	$152,255
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	33,513	31,663
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	121,652
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	100,000	96,880
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	205,494
Carvana Auto Receivables Trust 2020-P1, Class C, Series 2020-P1, 1.32%, 11/09/26	25,000	24,061
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	117,552	118,403
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	51,515	47,086
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,193
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,584
Diamond Resorts Owner Trust, Class A, Series 2021-1A, 1.51%, 11/21/33(1)	21,226	20,556
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	206,183
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,150
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	157,556
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	147,922	150,975
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	183,159	183,758
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	30,000	29,806
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(1)	30,000	30,000
Foursight Capital Automobile Receivables Trust, Class A3, Series 2023-1, 5.39%, 12/15/27(1)	300,000	300,438
Gls Auto Receivables Issuer Trust, Class B, Series 2023-1A, 6.19%, 06/15/27(1)	43,330	43,444
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	307,920
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	21,505	21,700
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	97,228	92,867
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	49,946	50,570
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	16,589	16,769
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	35,000	34,717
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	30,000	30,277
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	2,560	2,556

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	$25,000	$25,304
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	200,000	200,776
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	11,586	11,656
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(1)	55,000	55,096
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,237
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	200,000	201,982
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	225,000	217,894
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	30,000	30,054
Pawneee Equipment Receivables Series 2022-1 LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	40,000	39,940
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	30,000	30,438
Prestige Auto Receivables Trust, Class B, Series 2023-2A, 6.64%, 12/15/27(1)	55,000	55,987
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	30,345
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	83,608	84,851
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	30,374
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,198
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	42,188	42,032
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	30,000	30,474
Tsc Spv Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	35,000	34,836
United Auto Credit Securitization Trust, Class B, Series 2023-1, 5.91%, 07/10/28(1)	17,175	17,176
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	30,000	30,249
Upstart Securitization Trust, Class A, Series 2023-1, 6.59%, 02/20/33(1)	27,378	27,406
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	16,182	16,380
Total Asset Backed Securities
(Cost $3,758,792)		3,815,198
CORPORATE BONDS – 24.3%
Communication Services – 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	30,996
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(1)	28,000	26,990
Sprint Capital Corp., 6.88%, 11/15/28	30,000	32,201
Univision Communications, Inc., 6.63%, 06/01/27(1)	35,000	34,760

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Communication Services (continued)
Total Communication Services		$124,947
Consumer Discretionary – 1.9%
Aptiv PLC / Aptiv Global Financing Dac, 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	$20,000	19,512
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/28(1)	32,000	32,021
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	10,000	10,202
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,600
Meritage Homes Corp., 3.88%, 04/15/29(1)	25,000	23,362
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,427
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	32,000	31,998
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	31,565
Total Consumer Discretionary		210,687
Consumer Staples – 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28(1)	30,000	30,728
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	30,900
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(1)	25,000	24,786
Philip Morris International, Inc., 4.63%, 11/01/29	20,000	19,834
Post Holdings, Inc., 6.25%, 02/15/32(1)	15,000	15,185
Post Holdings, Inc., 6.38%, 03/01/33(1)	15,000	14,878
Total Consumer Staples		136,311
Energy – 2.1%
Civitas Resources, Inc., 8.38%, 07/01/28(1)	30,000	31,042
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	31,953
Energy Transfer LP, 4.20%, 04/15/27	20,000	19,738
EQM Midstream Partners LP, 7.50%, 06/01/27(1)	30,000	30,696
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	5,082
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,308
Nabors Industries, Inc., 7.38%, 05/15/27(1)	35,000	35,054
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	29,779
Noble Finance II LLC, 8.00%, 04/15/30(1)	15,000	15,214
Occidental Petroleum Corp., 5.20%, 08/01/29	20,000	19,965
Total Energy		228,831
Financials – 8.9%
Allstate Corp. (The), Series B, 8.32%, (3-Month SOFR + 3.20%), 08/15/53(2)	30,000	30,036
American Express Co., 5.67%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,016
American Express Co., 5.85%, (SOFR + 0.93%), 07/26/28(2)	3,000	3,017
Bank of America Corp., 6.27%, (3-Month SOFR + 1.03%), 02/05/26(2)	50,000	50,087
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	35,000	33,232
Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(4)	$30,000	$29,822
Blackstone Private Credit Fund, 2.63%, 12/15/26	4,000	3,769
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	15,000	15,758
Block, Inc., 6.50%, 05/15/32(1)	10,000	10,190
Blue Owl Credit Income Corp., 5.50%, 03/21/25	10,000	9,998
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(4)	20,000	17,449
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(2)(4)	15,000	14,960
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(4)	30,000	29,069
Citigroup, Inc., 6.11%, (3-Month SOFR + 1.51%), 07/01/26(2)	35,000	35,221
Citigroup, Inc., 6.30%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,406
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	19,000	19,409
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,721
F&g Annuities & Life, Inc., 6.50%, 06/04/29	20,000	20,279
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,459
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,401
Goldman Sachs Group, Inc. (The), Series., 6.55%, (3-Month SOFR + 1.43%), 05/15/26(2)	25,000	25,118
Goldman Sachs Group, Inc. (The), Series G, 6.63%, (3-Month SOFR + 2.01%), 10/28/27(2)	35,000	35,860
Hub International Ltd., 7.25%, 06/15/30(1)	30,000	31,028
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	25,954
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(4)	10,000	9,977
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	25,000	23,860
JPMorgan Chase & Co., Series ., 6.22%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,403
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	26,161
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(4)	15,000	14,716
Morgan Stanley, 3.59%, 07/22/28(2)(3)	60,000	58,170
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	32,099
OneMain Finance Corp., 6.63%, 01/15/28	35,000	35,575
Prudential Financial, Inc., 5.38%, (3-Month USD LIBOR + 3.03%), 05/15/45(2)	25,000	24,880
Rga Global Funding, 5.45%, 05/24/29(1)	11,000	11,233

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(4)	$10,000	$10,320
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,149
Synchrony Financial, 3.70%, 08/04/26	20,000	19,522
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,167
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(3)(4)	30,000	30,005
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	40,000	38,832
Total Financials		974,328
Health Care – 1.6%
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	30,000	26,205
Dentsply Sirona, Inc., 3.25%, 06/01/30	35,000	31,330
HCA, Inc., 5.20%, 06/01/28	30,000	30,283
Iqvia, Inc., 6.25%, 02/01/29	20,000	20,845
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	5,093
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,160
Solventum Corp., 5.40%, 03/01/29(1)	10,000	10,132
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	28,291
Total Health Care		177,339
Industrials – 2.7%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	27,458	27,241
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	20,000	20,129
Boeing Co. (The), 6.26%, 05/01/27(1)	10,000	10,233
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	10,000	8,954
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	30,575
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(1)	15,000	15,440
Hertz Corp. (The), 4.63%, 12/01/26(1)	35,000	26,475
Hexcel Corp., 4.20%, 02/15/27	32,000	31,267
Hillenbrand, Inc., 6.25%, 02/15/29	5,000	5,025
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	30,000	27,094
Regal Rexnord Corp., 6.05%, 02/15/26	15,000	15,162
Regal Rexnord Corp., 6.05%, 04/15/28	15,000	15,358
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,681
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	31,467
Total Industrials		295,101
Information Technology – 1.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	23,988
Broadcom, Inc., 4.35%, 02/15/30	30,000	29,214
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,213
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	22,813
Vontier Corp., 2.40%, 04/01/28	24,000	21,762
Total Information Technology		112,990
Materials – 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26(1)	28,000	24,389
Security Description	Principal	Value
CORPORATE BONDS (continued)
Materials (continued)
Berry Global, Inc., 5.80%, 06/15/31(1)	$25,000	$25,377
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	33,158
Sonoco Products Co., 4.60%, 09/01/29	20,000	19,515
Total Materials		102,439
Real Estate – 0.9%
Epr Properties, 4.95%, 04/15/28	20,000	19,671
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	35,000	34,955
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	20,000	19,909
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/28(1)	20,000	19,516
Total Real Estate		94,051
Utilities – 2.0%
American Electric Power Co., Inc., 5.70%, 08/15/25	25,000	25,140
Dominion Energy, Inc., Series A, 6.88%, (US 5 Year CMT T-Note + 2.39%), 02/01/55(2)	20,000	20,940
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	20,498
Exelon Corp., 5.15%, 03/15/28	25,000	25,276
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	32,000	31,802
Puget Energy, Inc., 2.38%, 06/15/28	25,000	22,738
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	38,520
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	30,939
Total Utilities		215,853
Total Corporate Bonds
(Cost $2,622,381)		2,672,877
RESIDENTIAL MORTGAGE BACKED SECURITIES - 17.6%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	306,138	304,034
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(5)	250,281	254,273
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	151,097	133,913
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	164,306	153,089
Gcat Trust, Class A1, Series 2021-NQM6, 1.86%, 08/25/66(1)(2)(3)	53,658	47,925
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)(5)	268,438	270,125
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	232,544	227,625
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	86,683	80,986
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(5)	318,685	322,356
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	12,480	12,219

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
VCAT LLC, Class A1, Series 2021-NPL2, 5.12%, 03/27/51(1)(5)	$5,878	$5,875
Verus Securitization Trust, Class A1, Series 2020-1, 3.42%, 01/25/60(1)(5)	17,197	16,759
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	63,572	59,798
Verus Securitization Trust, Class A1, Series 2020-4, 2.50%, 05/25/65(1)(5)	41,101	39,599
Total Residential Mortgage Backed Securities
(Cost $1,890,885)		1,928,576
U.S. GOVERNMENT SECURITIES – 7.8%
U.S. Treasury Note
5.00%, 10/31/25	160,000	161,042
4.63%, 06/30/26	155,000	156,042
4.63%, 11/15/26	100,000	100,906
3.75%, 08/15/27	220,000	217,834
4.00%, 07/31/29	220,000	218,565
Total U.S. Government Securities
(Cost $856,110)		854,389
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.6%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.72%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	110,000	103,601
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	110,000	109,480
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	109,621
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,347
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	32,000	29,597
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	200,000	203,398
Total Commercial Mortgage Backed Securities
(Cost $600,945)		614,044
FOREIGN BONDS – 3.6%
Consumer Discretionary – 0.0%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	5,000	5,091
Consumer Staples – 0.2%
Bat Capital Corp., 4.70%, 04/02/27 (United Kingdom)	25,000	24,975
Security Description	Principal	Value
FOREIGN BONDS (continued)
Energy – 1.0%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(4)	$45,000	$43,913
Enbridge, Inc., 7.38%, (US 5 Year CMT T-Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,442
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T-Note + 3.95%), 03/01/55 (Canada)(1)(2)	20,000	20,610
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)(1)	20,000	19,685
Total Energy		104,650
Financials – 0.9%
Barclays, 7.39%, (US 1 Year CMT T-Note + 3.30%), 11/02/28 (United Kingdom)(2)	20,000	21,291
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(2)	25,000	24,620
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	15,000	15,324
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	20,000	20,231
Societe Generale SA, 5.63%, (US 1 Year CMT T-Note + 1.75%), 01/19/30 (France)(1)(2)	20,000	20,150
Total Financials		101,616
Industrials – 0.3%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	25,000	24,625
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	10,000	10,222
Total Industrials		34,847
Materials – 0.6%
INEOS Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	32,379
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	15,000	15,909
Smurfit Kappa Treasury, 5.20%, 01/15/30 (Ireland)(1)	20,000	20,207
Total Materials		68,495
Utilities – 0.6%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(5)	10,000	10,060
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	20,000	20,098
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	30,000	30,723
Total Utilities		60,881

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Total Foreign Bonds
(Cost $391,869)		$400,555
MORTGAGE BACKED SECURITIES - 3.6%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	$168,880	172,159
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	183,172	184,437
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	35,305	35,570
Total Mortgage Backed Securities
(Cost $388,926)		392,166
TOTAL INVESTMENTS - 97.3%
(Cost $10,509,908)		10,677,805
Other Assets in Excess of Liabilities - 2.7%		293,473
Net Assets - 100.0%		$10,971,278

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $7,176,021, or 65.4% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Perpetual security with no stated maturity date.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2024.

Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$3,785,198	$—	$3,815,198
Corporate Bonds	—	2,672,877	—	2,672,877
Residential Mortgage Backed Securities	—	1,928,576	—	1,928,576
U.S. Government Securities	—	854,389	—	854,389
Commercial Mortgage Backed Securities	—	614,044	—	614,044
Foreign Bonds	—	400,555	—	400,555
Mortgage Backed Securities	—	392,166	—	392,166
Total	$—	$10,647,805	$—	$10,677,805